united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX
Class N shares: GPANX

Grant Park Absolute Return Fund

Class A shares: GPHAX	Class C shares: GPHCX	Class I shares: GPHIX
Class N shares: GPHNX

Grant Park Fixed Income Fund

Class I shares: GPCIX

Semi-Annual Report

March 31, 2018

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Grant Park Multi Alternative Strategies Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

			Inception -
			March 31, 2018 **
	Six Months	One Year	(Annualized)
Grant Park Multi Alternative Strategies Fund - Class A	6.95%	8.47%	4.68%
Grant Park Multi Alternative Strategies Fund - Class A with load	0.81%	2.25%	3.23%
Grant Park Multi Alternative Strategies Fund - Class C	6.48%	7.61%	3.92%
Grant Park Multi Alternative Strategies Fund - Class I	7.10%	8.72%	4.96%
Grant Park Multi Alternative Strategies Fund - Class N	6.93%	8.46%	4.73%
Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index	(0.43)%	0.00%	0.55%
Bloomberg Barclays U.S. Government/Corporate Long Bond Index	(0.89)%	4.97%	6.63%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.02% for Class A shares, 2.77% for Class C shares, 1.77% for Class I shares, and 2.02% for Class N shares per the Prospectus dated January 29, 2018. Class A Shares are subject to a maximum deferred sales charge of 1.00%. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is December 31, 2013.

The Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

The Bloomberg Barclays U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2018

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	63.3%
Short-Term Investment	17.9%
Exchange Traded Funds	11.5%
Other Assets Less Liabilities - Net	7.3%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Derivative exposure is included in Other Assets Less Liabilities - Net.

Grant Park Absolute Return Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

			Inception -
			March 31, 2018 **
	Six Months	One Year	(Annualized)
Grant Park Absolute Return Fund - Class A	(6.84)%	(2.44)%	2.34%
Grant Park Absolute Return Fund - Class A with load	(12.22)%	(8.08)%	0.29%
Grant Park Absolute Return Fund - Class C	(7.08)%	(3.07)%	1.54%
Grant Park Absolute Return Fund - Class I	(6.62)%	(2.14)%	2.58%
Grant Park Absolute Return Fund - Class N	(6.76)%	(2.35)%	2.31%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.64%	1.11%	0.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Class A returns are calculated using the traded NAV on March 29, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 3.93% for Class A shares, 4.71% for Class C shares, 5.08% for Class I shares, and 8.80% for Class N shares per the Prospectus dated January 29, 2018. Class A Shares are subject to a maximum deferred sales charge of 1.00%. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is April 30, 2015.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the fund expenses, including sales charges if applicable. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2018

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	73.3%
Short-Term Investment	20.6%
Other Assets Less Liabilities - Net	6.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Derivative exposure is included in Other Assets Less Liabilities - Net.

Grant Park Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

			Inception -
			March 31, 2018 **
	Six Months	One Year	(Annualized)
Grant Park Fixed Income Fund - Class I	(0.24)%	0.68%	0.98%
Bloomberg Barclays Capital U.S. Treasury 1-3 Year Index	(0.43)%	0.00%	0.36%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 0.40% for Class I shares per the Prospectus dated January 29, 2018. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is July 31, 2015.

The Bloomberg Barclays Capital U.S. Treasury 1-3 Year Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2018

Holdings by type of investment	% of Net Assets at Value
Bonds & Notes	83.5%
Exchange Traded Funds	8.8%
Short-Term Investment	5.3%
Closed-End Fund	1.3%
U.S. Treasury Obligations	0.5%
Other Assets Less Liabilities - Net	0.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Fair Value
	MUTUAL FUND - 63.3%
	DEBT FUND - 63.3%
17,984,228	Grant Park Fixed Income Fund - Class I * (Cost - $179,464,795)	$177,144,643

	EXCHANGE TRADED FUNDS - 11.5%
	EQUITY FUNDS - 11.5%
11,911	iShares Core S&P 500 ETF	3,160,822
45,719	iShares MSCI ACWI ETF	3,278,052
66,601	iShares MSCI ACWI ex US ETF	3,309,404
47,719	iShares MSCI EAFE ETF	3,325,060
50,890	iShares MSCI EAFE Small-Cap ETF	3,317,519
66,811	iShares MSCI Emerging Markets ETF	3,225,635
21,556	iShares Russell 1000 ETF	3,165,714
21,014	iShares Russell 2000 ETF	3,190,556
15,575	iShares Russell Mid-Cap ETF	3,215,303
39,310	iShares U.S. Real Estate ETF	2,966,726
	TOTAL EXCHANGE TRADED FUNDS (Cost - $23,320,851)	32,154,791

	SHORT-TERM INVESTMENT - 17.9%
	MONEY MARKET FUND - 17.9%

49,988,223	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 1.58% **	49,988,223
	TOTAL SHORT-TERM INVESTMENT - (Cost - $49,988,223)

	TOTAL INVESTMENTS - 92.7% (Cost - $252,773,869)	$259,287,657
	OTHER ASSETS LESS LIABILITIES - NET - 7.3%	20,555,493
	NET ASSETS - 100.0%	$279,843,150

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2018. A portion represents positions held in GPMAS Fund Limited.

ETF	Exchange Traded Fund

LONG FUTURES CONTRACTS

				Unrealized
Long Contracts	Description	Expiration	Notional Value	Appreciation/(Depreciation)
1,621	10 YR Mini JBG Future	June 2018	229,957,941	$240,986
4,387	3 Mo Euribor	June 2019	1,351,333,819	1,118,674
517	3 YR AUD Government Bond	June 2018	44,087,649	(18,547)
2,454	90-Day Bank Bill	September 2018	1,873,517,896	(91,952)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

LONG FUTURES CONTRACTS (Continued)

				Unrealized
Long Contracts	Description	Expiration	Notional Value	Appreciation/(Depreciation)
180	Aust 10 YR Bond Future	June 2018	17,896,082	$9,492
23	Brent Crude Future +	June 2018	1,594,820	(1,510)
306	British Pound Future	June 2018	26,885,925	150,644
87	Canadian Dollar Future	June 2018	6,753,375	(1,100)
91	Canola Future +	May 2018	737,882	12,870
205	Cocoa +	May 2018	5,239,800	333,830
248	Corn Future +	May 2018	4,808,100	42,650
256	Cotton +	May 2018	10,426,880	(434,415)
33	Crude Oil Future +	May 2018	2,143,020	(25,740)
65	E-mini S&P MidCap 400 Futures	June 2018	12,240,150	(252,580)
55	Swiss Franc Future	June 2018	7,228,375	(146,238)
1,813	Euro CHF 3 Mo ICE	March 2019	476,253,290	188,693
200	Euro Fx Future	June 2018	30,896,250	(266,181)
157	Euro-Bobl Future	June 2018	25,342,606	925
351	Euro-Bund Future	June 2018	68,822,345	199,039
1,765	Euro-Schatz Future	June 2018	243,062,567	88,303
207	FTSE 100 Index Future	June 2018	20,307,711	(324,883)
68	Gas Oil Future +	May 2018	4,202,400	4,650
25	Gasoline RBOB +	May 2018	2,121,630	45,751
331	Gold +	June 2018	43,933,630	137,470
218	Japanese Yen Future	June 2018	25,733,538	(122,763)
55	LME Nickel Future +	June 2018	4,387,680	(190,092)
31	Lumber Future +	May 2018	1,758,537	30,261
1,048	Mexican Peso Future	June 2018	28,458,440	853,075
346	Mini MSCI Emerging Markets Index Future	June 2018	20,548,940	(203,060)
248	New Zealand Dollar Future	June 2018	17,905,600	(148,410)
205	Nikkei 225 (SGX)	June 2018	20,451,810	(81,289)
1	NY Harbor ULSD Futures +	May 2018	84,882	328
8	Rough Rice Futures +	July 2018	200,400	(1,360)
152	S&P E-mini Future	June 2018	20,086,800	(563,690)
45	Soybean Meal +	May 2018	2,350,688	(1,588)
110	SPI 200 Future	June 2018	12,099,451	(507,352)
39	US 10 Yr Future	June 2018	4,724,484	59,109
127	US Long Bond Future	June 2018	18,621,375	481,031
	Net Unrealized Appreciation from Open Long Futures Contracts			$615,031

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

SHORT FUTURES CONTRACTS

				Unrealized
Short Contracts	Description	Expiration	Notional Value	Appreciation/(Depreciation)
91	3 Mo EuroYen TFX	December 2018	21,372,379	$(707)
4,166	3 Mo Sterling (Short Sterling)	June 2019	721,596,402	148,942
6,830	90 Day Euro$ Future	December 2019	1,659,946,125	(1,742,975)
26	Coffee Futures +	May 2018	1,151,963	26,231
308	Dollar Index Future	June 2018	27,662,096	(60,453)
79	Feeder Cattle +	May 2018	5,293,988	246,238
63	Frozen Concentrated OJ +	May 2018	1,333,395	32,100
36	Lean Hogs Future +	June 2018	1,102,320	15,960
83	LME Primary Aluminum Future +	June 2018	4,156,744	(12,969)
19	LME Zinc Future +	June 2018	1,556,575	4,150
88	Long Gilt Future	June 2018	15,161,697	(245,837)
30	Oat Future +	May 2018	337,500	25,838
16	Palladium Future +	June 2018	1,510,080	(5,050)
55	Platinum Future +	July 2018	2,564,650	68,735
15	Rough Rice Futures +	July 2018	375,750	2,380
13	Silver Future +	May 2018	1,057,420	21,805
461	Soybean Oil Future +	May 2018	8,815,242	(20,388)
128	US 10 Yr Future	June 2018	15,506,000	(172,297)
317	US 5 Yr Note	June 2018	36,284,117	(190,500)
854	World Sugar #11 +	May 2018	11,812,528	1,054,222
	Net Unrealized Depreciation from Open Short Futures Contracts			$(804,575)

	Total Net Unrealized Depreciation from Open Futures Contracts			$(189,544)

+	This investment is a holding of GPMAS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Fair Value
	MUTUAL FUND - 73.3%
	DEBT FUND - 73.3%
1,866,807	Grant Park Fixed Income Fund - Class I * (Cost - $18,574,018)	$18,388,047

	SHORT-TERM INVESTMENT - 20.6%
	MONEY MARKET FUND - 20.6%
5,176,091	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, to yield 1.58% **	5,176,091
	TOTAL SHORT-TERM INVESTMENT (Cost - $5,176,091)

	TOTAL INVESTMENTS - 93.9% (Cost - $23,750,109)	$23,564,138
	OTHER ASSETS LESS LIABILITIES - NET - 6.1%	1,519,530
	NET ASSETS - 100.0%	$25,083,668

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2018.

SHORT FUTURES CONTRACTS

Short				Unrealized
Contracts	Description	Expiration	Notional Value	Appreciation/(Depreciation)
6	DAX Index	June 2018	2,235,776	$6,694
62	Euro Stoxx 50	June 2018	2,501,787	(21,893)
47	FTSE 100 Index	June 2018	4,610,930	(66,360)
7	Nasdaq 100 E-Mini Future	June 2018	923,160	(4,665)
11	S&P E-mini Future	June 2018	1,453,650	(1,850)
	Net Unrealized Depreciation from Open Short Futures Contracts			$(88,074)

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Fair Value
	CLOSED-END FUND - 1.3%
196,000	Eaton Vance Limited Duration Income Fund (Cost - $2,714,892)	$2,551,920

	EXCHANGE TRADED FUNDS - 8.8%
	DEBT FUNDS - 8.8%
310,000	Highland/iBoxx Senior Loan ETF	5,679,200
100,000	iShares US Preferred Stock ETF	3,756,000
160,000	PowerShares Preferred Portfolio	2,336,000
200,000	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,474,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,505,043)	17,245,200

		Coupon Rate
Par Value		(%)	Maturity
	BONDS & NOTES - 83.5%
	AUTO MANUFACTURERS - 6.1%
$7,500,000	Ford Motor Credit Co. LLC	5.000	5/15/2018	7,518,219
4,405,000	General Motors Financial Co., Inc.	3.700	11/24/2020	4,447,612
				11,965,831
	BANKS - 27.6%
4,000,000	Bank of America Corp.	2.600	1/15/2019	4,004,400
4,500,000	Bank of America Corp.	6.875	4/25/2018	4,511,705
4,000,000	Bank of Montreal	2.100	6/15/2020	3,925,585
2,318,000	Bank of Nova Scotia	1.650	6/14/2019	2,288,418
5,000,000	Branch Banking & Trust Co.	2.100	1/15/2020	4,930,472
5,000,000	Citigroup, Inc.	2.450	1/10/2020	4,955,664
5,000,000	Fifth Third Bank	2.200	10/30/2020	4,884,715
5,375,000	Goldman Sachs Group, Inc.	2.600	4/23/2020	5,327,673
4,000,000	Huntington Bancshares, Inc.	2.600	8/2/2018	3,999,643
2,700,000	Huntington Bancshares, Inc.	3.150	3/14/2021	2,688,407
5,035,000	JPMorgan Chase & Co.	6.300	4/23/2019	5,225,019
5,000,000	PNC Bank NA	2.150	4/29/2021	4,859,125
2,200,000	Wells Fargo & Co.	4.600	4/1/2021	2,285,051
				53,885,877
	BEVERAGES - 3.2%
3,816,000	Anheuser-Busch InBev Finance, Inc.	2.150	2/1/2019	3,815,312
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	2.500	7/15/2022	2,430,804
				6,246,116
	COMPUTERS - 2.0%
4,000,000	Hewlett Packard Enterprise Co.	2.850	10/5/2018	4,004,608

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,400,000	American Express Credit Corp.	8.125	5/20/2019	1,483,008

	HOUSEWARES - 0.5%
939,000	Newell Brands, Inc.	2.600	3/29/2019	934,973

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2018

		Coupon Rate
Par Value		(%)	Maturity	Fair Value
	RETAIL - 1.5%
$3,000,000	CVS Health Corp.	2.125	6/1/2021	$2,900,504

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.8%
3,000,000	Federal Farm Credit Banks	1.110	10/15/2018	2,987,877
3,000,000	Federal Farm Credit Banks	1.340	11/30/2018	2,986,410
5,000,000	Federal Farm Credit Banks	1.180	8/1/2019	4,932,378
2,000,000	Federal Farm Credit Banks	1.520	2/3/2020	1,964,287
1,500,000	Federal Farm Credit Banks	2.120	9/28/2020	1,488,180
3,000,000	Federal Farm Credit Banks	2.000	7/19/2021	2,939,952
2,366,000	Federal Farm Credit Banks	1.990	8/23/2021	2,298,141
6,000,000	Federal Home Loan Banks	1.125	7/11/2019	5,919,636
10,000,000	Federal Home Loan Banks	1.750	7/13/2020	9,861,930
1,900,000	Federal Home Loan Banks	1.960	8/17/2021	1,857,345
2,000,000	Federal Home Loan Mortgage Corp.	1.300	5/24/2019	1,979,403
7,500,000	Federal Home Loan Mortgage Corp.	1.300	8/23/2019	7,407,311
5,000,000	Federal Home Loan Mortgage Corp.	1.300	9/20/2019	4,920,838
2,500,000	Federal Home Loan Mortgage Corp.	1.700	6/29/2020	2,464,240
4,000,000	Federal Home Loan Mortgage Corp.	1.450	8/10/2020	3,910,496
2,000,000	Federal Home Loan Mortgage Corp.	1.500	8/28/2020	1,930,620
2,500,000	Federal Home Loan Mortgage Corp.	2.150	11/24/2021	2,466,903
3,500,000	Federal National Mortgage Association	1.120	10/26/2018	3,481,944
1,500,000	Federal National Mortgage Association	1.250	2/26/2019	1,487,289
2,000,000	Federal National Mortgage Association	1.270	2/26/2019	1,984,007
3,175,000	Federal National Mortgage Association	1.250	6/28/2019	3,130,837
6,000,000	Federal National Mortgage Association	1.125	7/26/2019	5,912,355
2,000,000	Federal National Mortgage Association	1.875	10/30/2020	1,971,421
1,500,000	Federal National Mortgage Association	2.000	7/26/2021	1,472,165
				81,755,965

	TOTAL BONDS & NOTES (Cost - $165,514,806)			163,176,882

	U.S. TREASURY OBLIGATIONS - 0.5%
1,000,000	United States Treasury Bill, 0.64% Due 5/10/2018 * (Cost - $998,581)			998,581

Shares
	SHORT-TERM INVESTMENT - 5.3%
	MONEY MARKET FUND - 5.3%
10,356,559	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 1.58% (Cost -	10,356,559

	TOTAL INVESTMENTS - 99.4% (Cost - $197,089,881)	$194,329,142
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%	1,174,587
	NET ASSETS - 100.0%	$195,503,729

*	Coupon rate shown is the interest rate at time of purchase for U.S. Treasury Obligations.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2018.

ETF	Exchange Traded Fund

LLC	Limited Liability Company

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2018

	Grant Park Multi Alternative	Grant Park Absolute	Grant Park Fixed
	Strategies Fund	Return Fund	Income Fund
Assets
Investment securities:
Unaffiliated Securities at cost	$73,309,074	$5,176,091	$197,089,881
Affiliated Securities at cost	179,464,795	18,574,018	—
Unaffiliated Securities at fair value	$82,143,014	$5,176,091	$194,329,142
Affiliated Securities at fair value	177,144,643	18,388,047	—
Deposit at Broker for futures contracts	23,935,092	1,570,461	—
Receivable for Fund shares sold	321,676	101,696	—
Dividends and interest receivable	40,761	4,842	1,206,473
Prepaid expenses and other assets	53,521	38,882	1,341
Total Assets	283,638,707	25,280,019	195,536,956

Liabilities
Net unrealized depreciation from open futures contracts	189,544	88,074	—
Payable for Fund shares redeemed	58,978	87,793	—
Investment advisory fees payable	280,652	13,278	15,251
Payable to related parties	49,905	793	3,830
Distribution (12b-1) fees payable	23,594	616	—
Due to custodian	3,190,000	—	—
Accrued expenses and other liabilities	2,884	5,797	14,146
Total Liabilities	3,795,557	196,351	33,227
NET ASSETS	$279,843,150	$25,083,668	$195,503,729

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$275,140,721	$30,813,268	$198,456,076
Accumulated net investment income (loss)	(16,043,210)	(44,730)	35,132
Accumulated net realized gain (loss) from security transactions and open futures contracts	14,463,317	(5,418,426)	(226,740)
Net unrealized appreciation (depreciation) of investments and open future contracts	6,282,322	(266,444)	(2,760,739)
NET ASSETS	$279,843,150	$25,083,668	$195,503,729

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

March 31, 2018

	Grant Park Multi Alternative	Grant Park Absolute		Grant Park Fixed
	Strategies Fund	Return Fund		Income Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$25,004,713	$1,172,694		$—
Shares of beneficial interest outstanding	2,229,395	120,966		—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.22	$9.69	(c)	$—
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$11.90	$10.28	(c)	$—

Class C Shares
Net Assets	$14,414,394	$432,928		$—
Shares of beneficial interest outstanding	1,311,496	45,773		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.99	$9.46		$—

Class I Shares
Net Assets	$211,437,338	$23,476,977		$195,503,729
Shares of beneficial interest outstanding	18,710,205	2,405,766		19,851,035
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.30	$9.76		$9.85

Class N Shares
Net Assets	$28,986,705	$1,069		$—
Shares of beneficial interest outstanding	2,579,866	110		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.24	$9.69	*	$—

*	NAV does not recalculate due to rounding of shares.

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

(c)	The NAV and offering price shown above for Grant Park Absolute Fund Class A differ from the traded NAV and offering price on March 29, 2018 due to the financial statement rounding and/or financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

STATEMENTS OF OPERATIONS (Unaudited)

For The Six Months Ended March 31, 2018

	Grant Park Multi Alternative	Grant Park Absolute Return	Grant Park Fixed
	Strategies Fund	Fund	Income Fund
Investment Income
Dividends	$2,074,302	$201,692	$573,531
Interest	305,671	30,162	1,530,956
Total Investment Income	2,379,973	231,854	2,104,487

Expenses
Investment advisory fees	1,690,103	238,146	251,037
Distribution (12b-1) fees:
Class A	34,172	2,309	—
Class C	66,670	1,406	—
Class N	43,545	4	—
Administrative services fees	141,144	22,611	27,211
Shareholder service fees	97,600	977	—
Transfer agent fees	75,372	17,896	3,391
Accounting services fees	48,635	18,660	—
Registration fees	42,245	34,685	—
Audit Fees	17,741	15,035	9,442
Custodian fees	17,735	2,699	11,823
Compliance officer fees	13,650	11,826	9,903
Printing and postage expenses	11,640	6,878	6,168
Trustees fees and expenses	7,701	13,012	10,284
Legal Fees	7,427	13,750	8,579
Insurance expense	2,320	—	1,830
Other expenses	2,051	1,271	917
Total Expenses	2,319,751	401,165	340,585
Less: Fees waived by the Advisor	—	(137,035)	(160,680)
Net Expenses	2,319,751	264,130	179,905
Net Investment Income (Loss)	60,222	(32,276)	1,924,582

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,839,693	13,893	(109,182)
Foreign currency transactions	19,949,392	—	—
Futures contracts	538,665	(3,372,821)	—
	22,327,750	(3,358,928)	(109,182)
Net change in unrealized appreciation (depreciation) of:
Investments	(2,676,732)	(152,107)	(2,311,390)
Foreign currency translations	(20,049)	(1,783)	—
Futures contracts	(691,565)	(168,167)	—
	(3,388,346)	(322,057)	(2,311,390)
Net Realized and Unrealized Gain (Loss)	18,939,404	(3,680,985)	(2,420,572)

Net Increase (Decrease) in Net Assets Resulting From Operations	$18,999,626	$(3,713,261)	$(495,990)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
From Operations
Net investment income (loss)	$60,222	$(129,501)
Net realized gain (loss) from investment transactions and futures contracts	22,327,750	(9,761,988)
Distributions of capital gains from underlying investments	—	7,676
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(3,388,346)	(935,584)
Net increase (decrease) in net assets resulting from operations	18,999,626	(10,819,397)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(407,919)	—
Class C	(219,004)	—
Class I	(3,540,820)	—
Class N	(646,291)	—
From net investment income:
Class A	—	(649,756)
Class C	—	(114,803)
Class I	—	(3,124,998)
Class N	—	(571,875)
Net decrease in net assets from distributions to shareholders	(4,814,034)	(4,461,432)

Capital Transactions
Class A:
Proceeds from shares sold	6,166,756	14,466,543
Proceeds from fund reorganization	—	3,110,010
Net asset value of shares issued in reinvestment of distributions	388,701	556,109
Redemption fee proceeds	1,140	4,464
Payments for shares redeemed	(16,770,908)	(25,364,920)
Net decrease from capital transactions	(10,214,311)	(7,227,794)

Class C:
Proceeds from shares sold	2,641,315	2,477,745
Proceeds from fund reorganization	—	2,879,057
Net asset value of shares issued in reinvestment of distributions	208,208	109,946
Redemption fee proceeds	616	1,086
Payments for shares redeemed	(1,548,520)	(2,226,501)
Net increase from capital transactions	1,301,619	3,241,333

Class I:
Proceeds from shares sold	47,548,570	76,708,771
Proceeds from fund reorganization	—	14,464,138
Net asset value of shares issued in reinvestment of distributions	3,256,770	2,799,343
Redemption fee proceeds	9,533	19,160
Payments for shares redeemed	(44,503,433)	(73,210,094)
Net increase from capital transactions	6,311,440	20,781,318

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$2,837,980	$12,630,674
Proceeds from fund reorganization	—	1,251,493
Net asset value of shares issued in reinvestment of distributions:	586,938	523,224
Redemption fee proceeds	1,461	4,103
Payments for shares redeemed	(13,452,098)	(20,109,163)
Net decrease from capital transactions	(10,025,719)	(5,699,669)

Total Increase (Decrease) in Net Assets From Capital Transactions	(12,626,971)	11,095,188

Net Assets
Beginning of Period	278,284,529	282,470,170
End of Period *	$279,843,150	$278,284,529
*Includes accumulated net investment loss of:	$(16,043,210)	$(16,103,432)

SHARE ACTIVITY
Class A:
Shares Sold	535,921	1,365,889
Shares Sold from reorganization	—	287,824
Shares Reinvested	34,613	53,991
Shares Redeemed	(1,488,785)	(2,389,908)
Net decrease in shares of beneficial interest outstanding	(918,251)	(682,204)

Class C:
Shares Sold	234,259	235,645
Shares Sold from reorganization	—	270,769
Shares Reinvested	18,877	10,790
Shares Redeemed	(140,445)	(211,713)
Net increase in shares of beneficial interest outstanding	112,691	305,491

Class I:
Shares Sold	4,131,297	7,160,373
Shares Sold from reorganization	—	1,330,501
Shares Reinvested	287,955	270,730
Shares Redeemed	(3,924,733)	(6,896,081)
Net increase in shares of beneficial interest outstanding	494,519	1,865,523

Class N:
Shares Sold	248,478	1,183,286
Shares Sold from reorganization	—	115,616
Shares Reinvested	52,172	50,749
Shares Redeemed	(1,147,502)	(1,915,166)
Net decrease in shares of beneficial interest outstanding	(846,852)	(565,515)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
From Operations
Net investment income (loss)	$(32,276)	$10,715
Net realized loss from investment transactions and futures contracts	(3,358,928)	(61,986)
Distributions of capital gains from underlying investments	—	109
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(322,057)	49,175
Net decrease in net assets resulting from operations	(3,713,261)	(1,987)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(92,225)	(36)
Class C	(18,991)	(36)
Class I	(1,878,357)	(72,132)
Class N	(227)	(36)
From net investment income:
Class I	(30,366)	—
Net decrease in net assets from distributions to shareholders	(2,020,166)	(72,240)

Capital Transactions
Class A:
Proceeds from shares sold	2,128,106	3,234,417
Net asset value of shares issued in reinvestment of distributions	56,220	36
Redemption fee proceeds	732	23
Payments for shares redeemed	(3,740,370)	(301,793)
Net increase (decrease) from capital transactions	(1,555,312)	2,932,683

Class C:
Proceeds from shares sold	360,563	131,501
Net asset value of shares issued in reinvestment of distributions	18,991	36
Redemption fee proceeds	205	—
Payments for shares redeemed	(13,109)	—
Net increase from capital transactions	366,650	131,537

Class I:
Proceeds from shares sold	19,745,270	19,285,767
Net asset value of shares issued in reinvestment of distributions	1,862,153	72,132
Redemption fee proceeds	15,852	188
Payments for shares redeemed	(13,851,588)	(192,678)
Net increase from capital transactions	7,771,687	19,165,409

Class N:
Proceeds from shares sold	2,500	—
Net asset value of shares issued in reinvestment of distributions	227	36
Payments for shares redeemed	(2,149)	—
Net increase from capital transactions	578	36

Total Increase in Net Assets From Capital Transactions	6,583,603	22,229,665

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
Net Assets
Beginning of Period	$24,233,492	$2,078,054
End of Period *	$25,083,668	$24,233,492
*Includes accumulated net investment income (loss) of:	$(44,730)	$17,912

SHARE ACTIVITY
Class A:
Shares Sold	184,710	288,547
Shares Reinvested	5,015	4
Shares Redeemed	(330,611)	(26,799)
Net increase (decrease) in shares of beneficial interest outstanding	(140,886)	261,752

Class C:
Shares Sold	33,263	12,066
Shares Reinvested	1,734	4
Shares Redeemed	(1,394)	—
Net increase in shares of beneficial interest outstanding	33,603	12,070

Class I:
Shares Sold	1,733,773	1,712,845
Shares Reinvested	165,231	7,093
Shares Redeemed	(1,395,555)	(17,321)
Net increase in shares of beneficial interest outstanding	503,449	1,702,617

Class N:
Shares Sold	207	—
Shares Reinvested	20	4
Shares Redeemed	(221)	—
Net increase in shares of beneficial interest outstanding	6	4

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2018	September 30, 2017
	(Unaudited)
From Operations
Net investment income	$1,924,582	$2,502,053
Net realized loss from investment transactions	(109,182)	(117,361)
Net change in unrealized appreciation (depreciation) of investments	(2,311,390)	(527,724)
Net increase (decrease) in net assets resulting from operations	(495,990)	1,856,968

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	—	(323,563)
From net investment income:
Class I	(1,925,241)	(2,478,052)
Net decrease in net assets from distributions to shareholders	(1,925,241)	(2,801,615)

Capital Transactions
Class I:
Proceeds from shares sold	25,901,507	82,661,999
Net asset value of shares issued in reinvestment of distributions	1,925,241	2,801,615
Payments for shares redeemed	(19,000,000)	(37,300,000)
Total Increase in Net Assets From Capital Transactions	8,826,748	48,163,614

Net Assets
Beginning of Period	189,098,212	141,879,245
End of Period *	$195,503,729	$189,098,212
*Includes accumulated net investment income of:	$35,132	$35,791

SHARE ACTIVITY
Class I:
Shares Sold	2,606,719	8,286,620
Shares Reinvested	194,989	281,854
Shares Redeemed	(1,921,746)	(3,732,323)
Net increase in shares of beneficial interest outstanding	879,962	4,836,151

The accompanying notes are an integral part of these financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,		September 30,
	2018		2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.67		$11.23		$10.78		$10.58		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)		(0.05)		(0.10)		0.61
Net realized and unrealized gain (loss)	0.75		(0.36)		0.64		0.65		(0.03)
Total from investment operations	0.74		(0.38)		0.59		0.55		0.58
Less distributions from:
Net investment income	—		(0.18)		(0.06)		(0.35)		—
Net realized gains	(0.19)		—		(0.08)		—		—
Total distributions	(0.19)		(0.18)		(0.14)		(0.35)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$11.22		$10.67		$11.23		$10.78		$10.58
Total return (4)	6.95	% (5)	(3.36)%		5.56%		5.23%		5.80	% (5)
Net assets, at end of period (000s)	$25,005		$43,005		$43,005		$23,547		$3,076
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.77	% (7)	1.81	% (8)	1.80	% (9)	1.82	% (9)	4.23	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.77	% (7)	1.83%		1.83%		1.82%		1.97	% (7)
Ratio of net investment income (loss) to average net assets	(0.25	)% (7)	(0.22)%		(0.50)%		(0.87)%		7.87	% (7)
Portfolio Turnover Rate	8	% (5)	51%		17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross expenses to average net assets, excluding interest expense is 1.80%.

(9)	Ratios of gross expenses to average net assets, excluding interest expense are 1.79%, 1.81%, and 4.22%, for the years ended September 30, 2016 and 2015, and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,		September 30,
	2018		2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.50		$11.08		$10.68		$10.53		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.09)		(0.12)		(0.18)		0.72
Net realized and unrealized gain (loss)	0.73		(0.37)		0.62		0.65		(0.19)
Total from investment operations	0.68		(0.46)		0.50		0.47		0.53
Less distributions from:
Net investment income	—		(0.12)		(0.02)		(0.32)		—
Net realized gains	(0.19)		—		(0.08)		—		—
Total distributions	(0.19)		(0.12)		(0.10)		(0.32)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$10.99		$10.50		$11.08		$10.68		$10.53
Total return (4)	6.48	% (5)	(4.08)%		4.71%		4.52%		5.30	% (5)
Net assets, at end of period (000s)	$14,414		$12,582		$9,897		$4,510		$891
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	2.52	% (7)	2.56	% (8)	2.54	% (9)	2.59	% (9)	4.63	% (7,9)
Ratio of net expenses to average net assets, including interest expense	2.52	% (7)	2.58%		2.58%		2.59%		2.72	% (7)
Ratio of net investment income (loss) to average net assets	(0.84	)% (7)	(0.85)%		(1.08)%		(1.64)%		9.22	% (7)
Portfolio Turnover Rate	8	% (5)	51%		17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross expenses to average net assets, excluding interest expense is 2.56%.

(9)	Ratios of gross expenses to average net assets, excluding interest expense are 2.53%, 2.58%, and 4.62%, for the years ended Semptember 30, 2016 and 2015, and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,		September 30,
	2018		2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.73		$11.29		$10.84		$10.61		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.01		0.00	(3)	(0.07)		(0.19)
Net realized and unrealized gain (loss)	0.75		(0.37)		0.61		0.65		0.80
Total from investment operations	0.76		(0.36)		0.61		0.58		0.61
Less distributions from:
Net investment income	—		(0.20)		(0.08)		(0.35)		—
Net realized gains	(0.19)		—		(0.08)		—		—
Total distributions	(0.19)		(0.20)		(0.16)		(0.35)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$11.30		$10.73		$11.29		$10.84		$10.61
Total return (4)	7.10	% (5)	(3.14)%		5.70%		5.59%		6.10	% (5)
Net assets, at end of period (000s)	$211,437		$195,509		$184,654		$77,087		$13,259
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.52	% (7)	1.56	% (8)	1.55	% (9)	1.59	% (9)	4.71	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.52	% (7)	1.58%		1.58%		1.59%		1.72	% (7)
Ratio of net investment income (loss) to average net assets	0.16	% (7)	0.08%		0.01%		(0.67)%		(2.51	)% (7)
Portfolio Turnover Rate	8	% (5)	51%		17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the years ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross expenses to average net assets, excluding interest expense is 1.56%.

(9)	Ratios of gross expenses to average net assets, excluding interest expense are 1.54%, 1.58%, and 4.70%, for the years ended September 30, 2016 and 2015, and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,		September 30,
	2018		2017		2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.69		$11.25		$10.81		$10.59		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.03)		(0.02)		(0.10)		0.14
Net realized and unrealized gain (loss)	0.75		(0.35)		0.61		0.66		0.45
Total from investment operations	0.74		(0.38)		0.59		0.56		0.59
Less distributions from:
Net investment income	—		(0.18)		(0.07)		(0.34)		—
Net realized gains	(0.19)		—		(0.08)		—		—
Total distributions	(0.19)		(0.18)		(0.15)		(0.34)		—
Paid-in-capital from redemption fees (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$11.24		$10.69		$11.25		$10.81		$10.59
Total return (4)	6.93	% (5)	(3.35)%		5.48%		5.39%		5.90	% (5)
Net assets, at end of period (000s)	$28,987		$36,619		$44,914		$13,017		$1,989
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.77	% (7)	1.81	% (8)	1.80	% (9)	1.83	% (9)	4.20	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.77	% (7)	1.83%		1.84%		1.83%		1.97	% (7)
Ratio of net investment income (loss) to average net assets	(0.10	)%(7)	(0.24)%		(0.20)%		(0.91)%		1.87	% (7)
Portfolio Turnover Rate	8	% (5)	51%		17%		129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross expenses to average net assets, excluding interest expense is 1.81%.

(9)	Ratios of gross expenses to average net assets, excluding interest expense are 1.81%, 1.82%, and 4.19%, for the years ended September 30, 2016 and 2015 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31,		September 30,	September 30,		September 30,
	2018		2017	2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$11.09		$10.35	$9.60		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.01	(0.11)		(0.08)
Net realized and unrealized gain (loss)	(0.63)		1.09	0.86		(0.32)
Total from investment operations	(0.67)		1.10	0.75		(0.40)
Less distributions from:
Net realized gains	(0.73)		(0.36)	—		—
Total distributions	(0.73)		(0.36)	—		—
Paid-in-capital from redemption fees	0.00	(3)	0.00 (3)	—		—
Net asset value, end of period	$9.69		$11.09	$10.35		$9.60
Total return (4)	(6.93	)% (6)	10.97%	7.81%		(4.00	)% (6)
Net assets, at end of period (5)	$1,172,694		$2,904,103	$1,035		$960
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (7)	2.85	% (8)	3.76%	7.65	% (9)	9.43	% (8)
Ratio of net expenses to average net assets, including interest expense	1.89	% (8)	1.89%	1.92%		1.83	% (8)
Ratio of net investment income (loss) to average net assets	(0.70	)% (8)	0.13%	(1.09)%		(1.83	)% (8)
Portfolio Turnover Rate	46	% (6)	0%	0%		173	% (6)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total return represents aggregate total return based on Net Asset Value. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Actual net assets, not truncated.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(8)	Annualized for periods less than one full year.

(9)	Ratios of gross expenses to average net assets, excluding interest expense is 7.62%.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31,		September 30,	September 30,		September 30,
	2018		2017	2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.86		$10.24	$9.57		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.06	(0.19)		(0.10)
Net realized and unrealized gain (loss)	(0.65)		0.92	0.86		(0.33)
Total from investment operations	(0.68)		0.98	0.67		(0.43)
Less distributions from:
Net realized gains	(0.73)		(0.36)	—		—
Total distributions	(0.73)		(0.36)	—		—
Paid-in-capital from redemption fees	0.01		—	—		—
Net asset value, end of period	$9.46		$10.86	$10.24		$9.57
Total return (3)	(7.08	)% (5)	9.89%	7.00%		(4.30	)% (5)
Net assets, at end of period (4)	$432,928		$132,191	$1,024		$957
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	3.48	% (7)	4.54%	8.46	% (8)	10.20	% (7)
Ratio of net expenses to average net assets, including interest expense	2.64	% (7)	2.64%	2.66%		2.56	% (7)
Ratio of net investment income (loss) to average net assets	(0.67	)% (7)	0.52%	(1.94)%		(2.53	)% (7)
Portfolio Turnover Rate	46	% (5)	0%	0%		173	% (5)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Actual net assets, not truncated.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross expenses to average net assets, excluding interest expense is 8.44%.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31,		September 30,	September 30,		September 30,
	2018		2017	2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$11.14		$10.39	$9.61		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.02	(0.08)		(0.06)
Net realized and unrealized gain (loss)	(0.64)		1.09	0.86		(0.33)
Total from investment operations	(0.65)		1.11	0.78		(0.39)
Less distributions from:
Net investment income	(0.01)		—	—		—
Net realized gains	(0.73)		(0.36)	—		—
Total distributions	(0.74)		(0.36)	—		—
Paid-in-capital from redemption fees	0.01		0.00 (3)	—		—
Net asset value, end of period	$9.76		$11.14	$10.39		$9.61
Total return (4)	(6.62	)% (5)	11.03%	8.12%		(3.90	)% (5)
Net assets, at end of period (000s)	$23,477		$21,196	$2,075		$1,918
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	2.50	% (7)	4.91%	7.62	% (8)	9.34	% (7)
Ratio of net expenses to average net assets, including interest expense	1.64	% (7)	1.64%	1.66%		1.59	% (7)
Ratio of net investment income (loss) to average net assets	(0.17	)% (7)	0.15%	(0.81)%		(1.55	)% (7)
Portfolio Turnover Rate	46	% (5)	0%	0%		173	% (5)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense is 7.60%.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class N
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31,		September 30,	September 30,		September 30,
	2018		2017	2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$11.07		$10.36	$9.60		$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.05)	(0.11)		(0.07)
Net realized and unrealized gain (loss)	(0.63)		1.12	0.87		(0.33)
Total from investment operations	(0.65)		1.07	0.76		(0.40)
Less distributions from:
Net realized gains	(0.73)		(0.36)	—		—
Total distributions	(0.73)		(0.36)	—		—
Net asset value, end of period	$9.69		$11.07	$10.36		$9.60
Total return (3)	(6.76	)% (4)	10.66%	7.92%		(4.00	)% (4)
Net assets, at end of period (7)	$1,069		$1,146	$1,036		$960
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (5)	2.72	% (6)	8.63%	8.23	% (8)	10.36	% (6)
Ratio of net expenses to average net assets, including interest expense	1.89	% (6)	1.89%	1.91%		1.83	% (6)
Ratio of net investment income (loss) to average net assets	(0.29	)% (6)	(0.46)%	(1.09)%		(1.83	)% (6)
Portfolio Turnover Rate	46	% (4)	0%	0%		173	% (4)

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(6)	Annualized for periods less than one full year.

(7)	Actual net assets, not truncated.

(8)	Ratios of gross expenses to average net assets, excluding interest expense is 8.21%.

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31,		September 30,	September	September
	2018		2017	30, 2016	30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$9.97		$10.04	$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.17	0.13	0.01
Net realized and unrealized gain (loss)	(0.11)		(0.04)	0.02	—
Total from investment operations	(0.02)		0.13	0.15	0.01
Less distributions from:
Net investment income	(0.10)		(0.17)	(0.12)	—
Net realized gains	—		(0.03)	—	—
Total distributions	(0.10)		(0.20)	(0.12)	—
Net asset value, end of period	$9.85		$9.97	$10.04	$10.01
Total return (3)	(0.24	)% (4)	1.27%	1.49%	0.10	% (4)
Net assets, at end of period (000s)	$195,504		$189,098	$141,879	$66,951
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	0.34	% (6)	0.35%	0.24%	0.82	% (6)
Ratio of net expenses to average net assets	0.18	% (6)	0.19%	0.24%	0.81	% (6)
Ratio of net investment income to average net assets	1.92	% (6)	1.69%	1.29%	0.21	% (6)
Portfolio Turnover Rate	38	% (4)	55%	102%	0	% (4)

(1)	The Grant Park Fixed Income Fund commenced operations July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund, the Grant Park Absolute Return Fund and the Grant Park Fixed Income Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Fund	Investment Objective	Diversification
Grant Park Multi Alternative Strategies	seeks to provide positive absolute returns	diversified
Grant Park Absolute Return	seeks to provide positive absolute returns	diversified
Grant Park Fixed Income	seeks to provide income and preserve capital	non-diversified

The Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund offer four classes of shares each: Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Grant Park Fixed Income Fund offers shares in Class I only. Each class represents an interest in the same assets of the applicable and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor/sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

valuation firm to attend valuation meetings held by the Trust, review the minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor/sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor/sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor/sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ investments measured at fair value:

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The Grant Park Multi Alternative Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$177,144,643	$—	$—	$177,144,643
Exchange Traded Funds	32,154,791	—	—	32,154,791
Short-Term Investment	49,988,223	—	—	49,988,223
Long Futures Contracts	615,031	—	—	615,031
Total	$259,902,688	$—	$—	$259,902,688
Liabilities *
Short Futures Contracts	$804,575	$—	$—	$804,575
Total	$804,575	$—	$—	$804,575

The Grant Park Absolute Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$18,388,047	$—	$—	$18,388,047
Short-Term Investment	5,176,091	—	—	5,176,091
Total	$23,564,138	$—	$—	$23,564,138
Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$88,074	$—	$—	$88,074
Total	$88,074	$—	$—	$88,074

The Grant Park Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Fund	$2,551,920	$—	$—	$2,551,920
Exchange Traded Funds	17,245,200	—	—	17,245,200
Bonds & Notes	—	163,176,882	—	163,176,882
U.S. Treasury Obligations	—	998,581	—	998,581
Short-Term Investment	10,356,559	—	—	10,356,559
Total	$30,153,679	$164,175,463	$—	$194,329,142

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of any Level 1 & Level 2 at the end of each reporting period.

*	Refer to the Consolidated Portfolios of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts and futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2018:

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Grant Park Multi Alternative Strategies Fund

Assets:

		Gross Amounts of Liabilities Offset	Net Amounts of Assets Presented in
	Gross Amounts of	in the Consolidated Statement of	the Consolidated Statement of Assets
Description	Recognized Assets	Assets & Liabilities	& Liabilities
Futures Contracts	$5,644,382	$(5,644,382)	$—
Total	$5,644,382	$(5,644,382)	$—

Liabilities:

		Gross Amounts of Assets Offset in	Net Amounts of Liabilities Presented in
	Gross Amounts of	the Consolidated Statement of	the Consolidated Statement of Assets
Description	Recognized Liabilities	Assets & Liabilities	& Liabilities (1)
Futures Contracts	$(5,833,926)	$5,644,382	$(189,544)
Total	$(5,833,926)	$5,644,382	$(189,544)

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2018 was $23,935,092.

Grant Park Absolute Return Fund

Assets:

		Gross Amounts of Liabilities	Net Amounts of Assets
	Gross Amounts of	Offset in the Statement of Assets	Presented in the Statement of
Description	Recognized Assets	& Liabilities	Assets & Liabilities
Futures Contracts	$6,694	$(6,694)	$—
Total	$6,694	$(6,694)	$—

Liabilities:

		Gross Amounts of Assets Offset	Net Amounts of Liabilities
	Gross Amounts of	in the Statement of Assets &	Presented in the Statement of
Description	Recognized Liabilities	Liabilities	Assets & Liabilities (1)
Futures Contracts	$(94,768)	$6,694	$(88,074)
Total	$(94,768)	$6,694	$(88,074)

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2018 was $1,570,461.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2018:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized depreciation from open futures contracts

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of March 31, 2018:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	31, 2018
Futures	$(1,607,971)	$258,575	$1,412,356	$(252,504)	$(189,544)

The following is a summary of the location of derivative investments on the Grant Park Absolute Return Fund’s Statement of Assets and Liabilities as of March 31, 2018:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized depreciation from open futures contracts

The following table sets forth the fair value of the Grant Park Absolute Fund’s derivative contracts by primary risk exposure as of March 31, 2018:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2018
Futures	$(88,074)	$—	$—	$—	$(88,074)

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Operations as of March 31, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized depreciation on futures contracts

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure as of March 31, 2018:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2018
Futures	$19,997,343	$(2,191,329)	$(1,345,343)	$4,027,386	$20,488,057

Net change in unrealized loss on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2018
Futures	$(4,344,182)	$1,829,932	$1,190,503	$632,182	$(691,565)

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of the Grant Park Absolute Return Fund’s realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of March 31, 2018:

Realized loss on derivatives recognized in the Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2018
Futures	$(3,372,821)	$—	$—	$—	$(3,372,821)

Net change in unrealized loss on derivatives recognized in the Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	March 31, 2018
Futures	$(168,167)	$—	$—	$—	$(168,167)

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2018
Fair Value of GPMAS	$8,849,252
Other Assets	$—
Total Net Assets	$8,849,252

Percentage of the Fund’s Total Net Assets	3.2%

For tax purposes, GPMAS is an exempted Cayman investment company. GPMAS received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, both are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S. trade of business and as such are not subject to U.S. income tax. However, as wholly-owned controlled foreign corporations, GPMAS’s net income and capital gain, to the extent of their earnings and profits, will be included each year in the Grant Park Multi Alternative Strategies Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund, and quarterly for the Grant Park Fixed Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Funds on returns filed for open tax years 2015-2017 or expected to be taken in the Funds’ September 30, 2018 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2018 amounted to:

Fund	Purchases	Sales
Grant Park Multi Alternative Strategies Fund	$21,126,982	$16,716,242
Grant Park Absolute Return Fund	10,401,692	11,000,000
Grant Park Fixed Income Fund	75,423,861	74,811,728

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreication	Depreciation	(Depreciation)
Grant Park Multi Alternative Strategies Fund	$249,840,004	$8,833,940	$(3,341,672)	$5,492,268
Grant Park Absolute Return Fund	23,750,109	—	(185,971)	(185,971)
Grant Park Fixed Income Fund	197,089,881	57,343	(2,818,082)	(2,760,739)

5.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Funds at March 31, 2018, is noted in the Fund’s Consolidated Portfolio of Investments. Grant Park Fixed Income Fund is a mutual fund which is considered an affiliate because it is under the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

					Change in
	Value -				Unrealized	Dividends
	Beginning of			Realized	Appreciation/	Credited to	Value- End of
Descriptions	Period	Purchases	Sales Proceeds	Gain/Loss	Depreciation	Income	Period
Grant Park Multi Alternative Strategies Fund	$169,886,230	$17,423,551	$8,000,000	$(119,386)	$(2,045,752)	$1,723,548	$177,144,643
Grant Park Absolute Return Fund	19,255,371	10,401,692	11,000,000	(116,909)	(152,107)	201,692	18,388,047

	Shares -
	Beginning of			Shares - End
Descriptions	Period	Purchases	Sales	of Period
Grant Park Multi Alternative Strategies Fund	17,039,742	1,753,384	808,898	17,984,228
Grant Park Absolute Return Fund	1,931,331	1,048,325	1,112,849	1,866,807

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Grant Park Multi Alternative Strategies Fund and is paid by the Advisor, not the Fund. Revolution Capital Management, LLC serves as the sub-advisor for the Grant Park Absolute Return Fund and is paid by the Advisor, not the Fund. Middleton

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Dickinson Capital Management, LLC serves as the sub-advisor for the Grant Park Fixed Income Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Grant Park Multi Alternative Strategies Fund, the Grant Park Absolute Return Fund, and the Grant Park Fixed Income Fund pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18%, 1.50%, and 0.25% respectively, of the applicable Fund’s average daily net assets. Effective July 31, 2015, the Advisor has contractually agreed to reduce a portion of its advisory fee for the Grant Park Fixed Income Fund so that the advisory fee does not exceed 0.09%, effective until at least January 31, 2019. These reductions in the advisory fees are included in the fees waived by the Advisor.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Multi Alternative Strategies Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2018, the Advisor earned $1,690,103 in management fees for the Grant Park Multi Alternative Strategies Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective March 25, 2016 the Advisor has agreed, at least until January 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Absolute Return Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.89%, 2.64%, 1.64%, and 1.89% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2018, the Advisor earned $238,146 in management fees and waived fees/reimbursed expenses in the amount of $137,035 for the Grant Park Absolute Return Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Fixed Income Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 0.85% per annum of the Fund’s average daily net assets for Class I shares (the “Expense Limitation”). For the six months ended March 31, 2018, the Advisor earned $251,037 in management fees and waived fees in the amount of $160,680 due to the operating expenses limitation agreement. This waiver is not subject to recapture.

With respect to each Fund, if the Advisor waives any applicable or reimburses any expense pursuant to the operating expenses limitation agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed its Expense Limitation for each share class. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the operating expenses limitation agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of September 30, 2017 will expire on:

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Grant Park Absolute Return Fund
September 30, 2018	$63,689
September 30, 2019	115,714
September 30, 2020	233,987
$413,390

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of each Fund (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of each Fund, respectively. Pursuant to the Plans, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Funds shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2018, the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund incurred $144,387 and $3,719, respectively in fees, pursuant to the Plans.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, Class I and Class N shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter or other affiliated broker-dealers during the six months ended March 31, 2018.

Fund	Underwriting Commissions	Amount Retained
Grant Park Multi Alternative Strategies Fund
Class A	$51,678	$8,826
Grant Park Absolute Return Fund
Class A	11,973	1,948

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

7.	REDEMPTION FEE PROCEEDS

The Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2018 the redemption fees assessed for the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund were $12,750 and $16,789, respectively.

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund currently seek to achieve their investment objectives by investing a portion of their assets in the Grant Park Fixed Income Fund (the “Portfolio”), ticker GPCIX, a registered open-end fund. The Funds may redeem their investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2018, the percentage of the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund’s net assets invested in the Portfolio was 63.3%, and 73.3%, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2018, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Charles Schwab & Co.	Grant Park Multi Alternative Strategies Fund	26.06%
GP Cash Management LLC *	Grant Park Absolute Return Fund	26.81%
SEI Private Trust Company **	Grant Park Fixed Income Fund	100.00%

*	GP Cash Management LLC is a wholly owned subsidiary of the Advisor.

**	Grant Park Multi Alternative Strategies Fund and Grant Park Absolute Return Fund own the shares of Grant Park Fixed Income Fund via SEI Private Trust Company.

10.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

For the year ended September 30, 2017:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Grant Park Multi Alternative Strategies Fund	$4,461,432	$—	$4,461,432
Grant Park Absolute Return Fund	16,220	56,020	72,240
Grant Park Fixed Income Fund	2,792,819	8,796	2,801,615

For the year ended September 30, 2016:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Grant Park Multi Alternative Strategies Fund	$1,063,756	$731,315	$1,795,071
Grant Park Fixed Income Fund	1,335,714	—	1,335,714

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Differences	(Depreciation)	Earnings/(Deficit)

Grant Park Multi Alternative Strategies Fund	$—	$3,033,724	$(12,086,607)	$(9,710,829)	$9,280,549	$(9,483,163)

Grant Park Absolute Return Fund	22,034	6,273	—	—	(24,480)	3,827

Grant Park Fixed Income Fund	35,791	—	(117,558)	—	(449,349)	(531,116)

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on futures contracts, and adjustments for the Grant Park Multi Alternative Strategies Fund’s wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Grant Park Multi Alternative Strategies Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Grant Park Multi Alternative Strategies Fund	$12,086,067
Grant Park Absolute Return Fund	—
Grant Park Fixed Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fixed Income Fund decided to defer such losses as follows:

Post October
Losses
Grant Park Multi Alternative Strategies Fund	$—
Grant Park Absolute Return Fund	—
Grant Park Fixed Income Fund	117,558

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, and the reclass of Fund distributions resulted in reclassifications for the following Funds for the year ended September 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Grant Park Multi Alternative Strategies Fund	$15,126	$(11,933,655)	$11,918,529
Grant Park Absolute Return Fund	—	7,197	(7,197)
Grant Park Fixed Income Fund	—	(1,043)	1,043

Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

The Grant Park Fixed Income Fund will liquidate by June 29, 2018.

Grant Park Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” columns in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/17	3/31/18	101/17– 3/31/18	3/31/18	10/1/17– 3/31/18
Grant Park Multi Alternative Strategies Fund:
Class A	1.77%	$1,000.00	$1,069.50	$ 9.13	$1,016.11	$ 8.90
Class C	2.52%	$1,000.00	$1,064.80	$12.97	$1,012.37	$12.64
Class I	1.52%	$1,000.00	$1,071.00	$ 7.85	$1,017.35	$ 7.64
Class N	1.77%	$1,000.00	$1,069.30	$ 9.13	$1,016.11	$ 8.90

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/17	3/31/18	101/17– 3/31/18	3/31/18	10/1/17– 3/31/18
Grant Park Absolute Return Fund:
Class A	1.89%	$1,000.00	$931.60	$ 9.10	$1,015.51	$ 9.50
Class C	2.64%	$1,000.00	$929.20	$12.70	$1,011.77	$13.24
Class I	1.64%	$1,000.00	$933.80	$ 7.91	$1,016.75	$ 8.25
Class N	1.89%	$1,000.00	$932.40	$ 9.11	$1,015.51	$ 9.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Grant Park Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2018

Hypothetical
			Actual		(5% return before expenses)
Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/17	3/31/18	101/17– 3/31/18	3/31/18	10/1/17– 3/31/18
Grant Park Fixed Income Fund:
Class I	0.18%	$1,000.00	$997.60	$0.90	$1,024.03	$0.91

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

Grant Park Absolute Return Fund, Grant Park Fixed Income Fund and Grant Park Multi- Alternative Strategies Fund (Adviser – Dearborn Capital Management LLC)*

In connection with the regular meeting held on November 14-15, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (“Dearborn”) and the Trust, with respect to the Grant Park Absolute Return Fund (“Grant Park Absolute”), Grant Park Fixed Income Fund (“Grant Park Fixed”) and Grant Park Multi-Alternative Strategies Fund (“Grant Park Multi”) (collectively the “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service.

The Trustees noted that Dearborn was founded in 1989 and managed approximately $347 million of AUM and specialized in offering a variety of alternative investment strategies to high net worth individuals and institutional investors through public and private funds and hedge funds. They reviewed the background information of the key investment personnel responsible for servicing the Fund. They noted the investment team’s collective depth and breadth of financial industry experience with futures products, alternative investments, hedge funds and mutual funds. The Trustees discussed the adviser’s research-driven proprietary investment process that focused on robust due diligence and the evaluation of commodity trading advisers (“CTAs”) and sub-advisers in order to determine their ability to be positive contributors to the Funds. They noted that Dearborn owned a substantial interest in EMC Capital Advisors LLC (“EMC”), sub-adviser to Grant Park Multi. The Trustees further noted that the adviser addressed the risk of multi-manager strategies by working closely with its sub-advisers to establish limits specific to each sub-advised portion of each Fund and by conducting ongoing due diligence to evaluate margin-to-equity ratios and contract and sector diversification. They further acknowledged that the adviser reported no material compliance or litigation issues since the last advisory agreement renewal. The Trustees agreed that the adviser had adequate resources and expertise to handle the complexities of a multi-manager strategy. The Trustees concluded that the adviser provided high quality service to shareholders and should continue to be retained.

Performance.

Grant Park Absolute. The Trustees discussed the Fund’s objective of positive absolute returns. They observed that although the Fund is relatively young, it had ranked first in its peer group in the one-year period and since inception. They noted that the Fund was ranked first in its category in the one-year period and fourth since inception. The Trustees acknowledged that the Fund’s standard deviation was quite high and ranked near the bottom of its peer group and category. However, the Trustees conceded that the return generated had been high enough to provide first or second quartile rankings for both its Sharpe and Sortino ratios. The Trustees discussed the Fund’s solid performance due to the sub-adviser’s ability to select the appropriate index at the right time and noted the Fund’s heavy weighting on short-term price movements. After further discussion, the Trustees agreed that the Fund’s short term performance was more than adequate and that the adviser should continue to have time to execute its strategy.

Grant Park Fixed. The Trustees discussed the Fund’s objective of income and capital preservation. They noted that this Fund is currently only available for investment by the other two Grant Park Funds. The Trustees observed that the adviser and sub-adviser had agreed to keep 30% of the Fund’s assets in cash until such time that there is a significant re-pricing of short-term issues. The Trustees noted that this large cash position appeared to hurt the Fund’s performance when compared to its category, where it was ranked in the third quartile. Even so, the Trustees acknowledged that the Fund met its stated objectives. After further discussion, the Trustees agreed that the adviser should be retained to continue executing the Fund’s strategy.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

Grant Park Multi. The Trustees discussed the Fund’s objective of positive absolute returns, noting its five-star Morningstar rating. The Trustees acknowledged that EMC was the Fund’s sole sub-adviser and that it implemented all four of the Fund’s strategies. Over the three-year and since-inception periods, the Trustees found that the Fund enjoyed solid, first quartiles rankings, outperforming the peer group and category medians. However, the Trustees expressed disappointment in the Fund’s more recent performance, ranking last in performance and risk metrics in the one-year period compared to its peers. The Trustees considered the adviser’s explanation that the recent underperformance of Grant Park Multi was largely due to extreme market movements during the uncertainty of the 2016 U.S. Presidential election and other significant geopolitical events. After further discussion, the Trustees determined that the near-term performance was not indicative of the strengths of the adviser and the Fund’s strategy. The Trustees expressed confidence in the adviser’s ability to bring positive returns in the longer-term.

Fees and Expenses.

Grant Park Absolute. The Trustees noted that Dearborn charged an advisory fee of 1.50% for its advisory services provided to the Fund. They further noted that this was within the range of its peer group and the Fund’s custom Morningstar category. The Trustees acknowledged that the Fund’s net expense ratio of 1.64% was higher than its peer group average and the category median. The Trustees considered that the advisory fee reflected the cost required to retain the services of a team of investment professionals who are skilled at creating, operating and maintaining unique and complex investments programs that are actively managed. After further discussion, the Trustees concluded the fee was not unreasonable.

Grant Park Fixed. The Trustees noted that Dearborn charged an advisory fee of 0.25% for its advisory services provided to the Fund. They noted that the adviser’s fee was lower than the averages of both its peer group and Morningstar category. The Trustees observed that the Fund had the lowest net expenses and the second lowest management fee in its peer group. The Trustees noted that sixteen basis points of the contractual advisory fee were currently being waived by the adviser. After further discussion, the Trustees concluded that Dearborn’s advisory fee was within the range of the Fund’s peers, and therefore, not unreasonable.

Grant Park Multi. The Trustees noted that Dearborn charged an advisory fee of 1.18% for its services to the Fund. The Trustees acknowledged that the sub-adviser received a portion of this overall advisory fee. They further noted that the advisory fee charged was higher than its peer group median of 1.02% and slightly higher than its category median of 1.14%. The Trustees discussed the Fund’s net expense ratio of 1.54%, which they noted was below the peer group average of 1.69% and slightly higher than the category average of 1.48%. The Trustees observed that the fee and net expense ratios were well within range of both the Fund’s peer group and Morningstar categories for both metrics. After further discussion, the Trustees concluded the advisory Fund’s fee was not unreasonable.

Economies of Scale.

The Trustees considered whether the adviser had achieved economies of scale with respect to the management of the Grant Park Funds. They noted each Fund’s current asset levels and considered the adviser’s expectations for growth in assets of each Fund. After further discussion, the Trustees concluded that no Fund had attained an asset level at which economies have been achieved, but acknowledged the adviser’s willingness to discuss the matter as material asset growth was realized in a particular Fund. The Trustees determined to consider the matter again at the next annual review.

Profitability.

The Trustees reviewed a profitability analysis provided by the adviser and considered whether the amount of profit earned was a fair entrepreneurial profit. The Trustees noted that for each of Grant Park Fixed and Grant Park Multi, the adviser realized a profit in connection with its relationship with the Fund but agreed that such profits were reasonable in terms of both actual dollars and percentage of revenue. They noted that the adviser was not yet profitable with respect to Grant Park Absolute. They further agreed that the profits, or the adviser’s resources, were adequate to continue to support the combination of activities required to provide the investment strategies, risk management, and related operations to support the Fund that are provided by the adviser. The Trustees concluded that the adviser’s profit realized with respect to each Fund was not excessive.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

Conclusion.

Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that each advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of each of the Grant Park Funds.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Grant Park Multi-Alternative Strategies Fund (Sub-Adviser – EMC Capital Advisors, LLC)

In connection with the regular meeting held on November 14-15, 2017 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and EMC Capital Advisors, LLC (“EMC”), with respect to Grant Park Multi-Alternative Strategies Fund (“Grant Park Multi” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service.

The Trustees noted that EMC, established in 1988, currently managed $340 million in assets, and specialized in creating and managing diversified, quantitative and systematic trading models across a wide range of financial instruments and global commodities for high net worth and institutional investors. They further noted that Dearborn owned a substantial interest in EMC. The Trustees reviewed the key personnel responsible for sub-advising the Fund and discussed their experience and qualifications. The Trustees observed that the sub-adviser emphasized risk management with each sub-strategy operating independently to seek diversification and used stop-loss value to reduce large drawdowns. They acknowledged that although not all strategy risks can be eliminated, the sub-adviser’s approach to risk management was thorough and considered risk on a sub-strategy basis. The Trustees noted that the sub-adviser monitored compliance with the Fund’s investment limitations by setting up trading guidelines and restrictions directly into their trading system and by actively reviewing executions and portfolio holdings. The Trustees noted the adviser expressed its overall satisfaction with the sub-adviser’s service and reputation. After further discussion, the Trustees determined that the sub-adviser’s team were experience industry veterans knowledgeable in alternative investments and that the Fund’s shareholders benefitted from the longstanding partnership between the adviser and the sub-adviser. The Trustees concluded that EMC had provided high quality service to the adviser, the Fund and its shareholders.

Performance.

The Trustees noted that the Fund underperformed in the fixed income sector during the one-year period. The Trustees considered the sub-adviser’s explanation that the prospect of higher interest rates had caused the long positions in fixed income to underperform. The Trustees noted that the Fund’s longer term performance was solid. After further discussion, the Trustees concluded that EMC had delivered positive returns for investors.

Fees and Expenses.

The Trustees reviewed the sub-advisory fee of 0.40%, noting the sub-adviser received a portion of the Fund’s overall advisory fee. They noted the sub-advisory fee was materially lower than the average fee charged by the sub-adviser to other

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

clients (1.14%). The Trustees acknowledged that the adviser’s ownership interest in the sub-adviser contributed to its ability to negotiate this very favorable fee to the benefit of shareholders. The Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether there would be economies of scale with respect to the management of the Fund, but agreed that economies of scale was a Fund level issue and should be considered with respect to the Fund’s overall advisory agreement and fee.

Profitability.

The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser earned a modest profit during the prior year in terms of actual dollars and percentage of revenue. The Trustees concluded that the sub-adviser’s profit was not excessive.

Conclusion.

Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Multi.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Grant Park Fixed Income Fund (Sub-Adviser – Middleton Dickinson Capital Management, LLC)

In connection with the regular meeting held on November 14-15, 2017 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and Middleton Dickinson Capital Management, LLC (“MDC”), with respect to Grant Park Fixed Income Fund (“Grant Park Fixed” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Service.

The Trustees noted that MDC, established in 2006, currently managed approximately $273 million in assets, and provided investment advisory and portfolio management to commodity pool operators, hedge funds and other institutional entities. The Trustees reviewed the background information of key investment personnel for MDC and noted the investment team’s extensive experience with major money center banks as well as investment firms. The Trustees noted that MDC managed a customized fixed income program for Grant Park Fixed in accordance with the goals, objectives and risk parameters set by Dearborn. The Trustees acknowledged that the sub-adviser utilized a bottom-up research methodology to build a liquid fixed income portfolio consisting of short-term maturities (one-to-three-years), mid-term maturities (one-to-five years) and cash equivalent investments. The Trustees agreed that MDC demonstrated an emphasis on risk management by building a portfolio that was predominately investment grade, with duration limited to under five years while also maintaining a high

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

quality credit rating and a high level of liquidity. The Trustees noted that MDC monitored compliance with the Fund’s investment limitations by reviewing its portfolio holdings report daily to ensure that all positions complied with approved limits and further, that MDC reconciled to reports generated by custodians, administrators, and Dearborn. The Trustees noted that MDC selected broker-dealers by considering various qualitative factors and performing an annual review of the broker relationship to confirm that quality service had been maintained. They further noted that MDC reported no material compliance or litigation issues since the previous sub-advisory agreement approval. After further discussion, the Trustees determined that the sub-adviser’s fixed income product expertise, strong risk management culture and focus on liquidity and credit had benefitted the Fund’s shareholders. The Trustees determined that MDC performed as expected and concluded that MDC provided high quality service to Dearborn, Grant Park Fixed and its shareholders and therefore should be retained.

Performance.

The Trustees noted that the Fund outperformed the peer group median and benchmark index in the one-year and since-inception periods with 1.41% net returns. The Trustees discussed that this was likely primarily due to the Fund’s portfolio structure, which utilized shorter duration, well-designed strategic allocations, as well as the selection of corporate bond holdings. The Trustees expressed satisfaction with the Morningstar’s reassignment of the Fund to its Short-Term Bond category. After further discussion, the Trustees determined that MDC would continue to deliver solid returns for investors.

Fees and Expenses.

The Trustees reviewed MDC’s fees and expenses, noting that the amount of the sub-advisory fee (0.09%) was lower than fees charged by MDC to its other accounts. After further discussion, the Trustees determined that MDC’s fee was not unreasonable.

Profitability.

The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser was not profitable in connection with its sub-advisory services provided to the Fund during the prior year. The Trustees concluded that excessive profitability was not a concern at this time.

Conclusion.

Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Fixed.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Grant Park Absolute Return Fund (Sub-Adviser – Revolution Capital Management, LLC)

In connection with the regular meeting held on November 14-15, 2017 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and Revolution Capital Management, LLC (“RCM”), with respect to Grant Park Absolute Return Fund (“Grant Park Absolute” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2018

not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Service.

The Trustees noted that RCM, established in 2004, managed approximately $594 million in assets, and was registered with the National Futures Association (“NFA”) as a commodity trading advisor and a commodity pool operator, offering alternative investment strategies within the managed futures space and was not required to be registered with the SEC as an investment adviser. The Trustees reviewed the background of key RCM investment personnel and acknowledged their impressive academic achievements in aerospace engineering and computer science as well as their professional financial industry experience. The Trustees noted that RCM’s investment process relied on computational research and statistical analysis of market price data to identify short-term price trends within U.S. and European equity indices to generate trading signals and algorithmic trade execution. The Trustees expressed satisfaction with RCM’s risk management program, which addressed both trading and high-tech systematic risks with biannual reviews of the model’s construction and frequent testing. The Trustees noted that RCM reported no material compliance or litigation issues since the previous sub-advisory agreement approval. After further discussion, the Trustees determined that RCM’s use of technology had added value to the Fund and acknowledged the sub-adviser’s execution of its quantitative strategy. The Trustees concluded that RCM provided quality service to Dearborn, Grant Park Absolute and its shareholders.

Performance.

The Trustees noted that the Fund significantly outperformed its peer group and Morningstar category over the one-year and since-inception periods. The Trustees commended the sub-adviser’s decisions through the continued volatility in the equities market. After further discussion, the Trustees concluded that despite a higher level of volatility (evidenced by the Fund’s high standard deviation), RCM had delivered acceptable returns for investors and should be allowed to continue.

Fees and Expenses.

The Trustees reviewed the sub-advisory fee noting the sub-adviser received a portion of the Fund’s overall advisory fee. They discussed that the sub-adviser’s other accounts were not directly comparable to this Fund’s program. However, the Trustees noted that RCM’s average fees for all of its other programs are approximately 1% with an additional 20% incentive fee, and therefore, the sub-advisory fees charged with respect to Grant Park Absolute were the lowest fees of any RCM client. The Trustees concluded that the sub-advisory fee was not unreasonable.

Profitability.

The Trustees reviewed the profitability analysis provided by the sub-adviser and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted the sub-adviser earned a profit during the prior year but agreed that the amount of profit was small in terms of actual dollars and not unreasonable in terms of percentage of revenue. The Trustees concluded that the sub-adviser’s profit not excessive.

Conclusion.

Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Absolute.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
555 W. Jackson Boulevard, Suite 600
Chicago, IL 60661

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/5/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/5/18